Share Option and Warrant Reserves (Details 5) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Outstanding warrants beginning of the year	7,461,450	8,211,453	1,626,740
Outstanding warrants, exercise price beginning of the year	$ 1.20	$ 1.27	$ 1.66
Exercise Price Range 1
Statement [Line Items]
Outstanding warrants beginning of the year	5,085,670
Outstanding warrants, exercise price beginning of the year	$ 1.20
Exercise Price Range 2
Statement [Line Items]
Outstanding warrants beginning of the year	2,375,780
Outstanding warrants, exercise price beginning of the year	$ 1.20